FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: ___March 31, 2012________________

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinker Capital, Inc.
Address: 1055 Westlakes Drive, Suite 250, Berwyn PA
19312

Form 13F File Number: 28-_14331___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: _/s/ Brian Ferko__________________________
Title: _Chief Compliance Officer__________________
Phone: _610 407 5406__________________________

Signature, Place, and Date of Signing:
_/s/ Brian Ferko_______________ __Berwyn, PA______________ __May 11, 2012__
[Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      _________ ________________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: ____None______________


Form 13F Information Table Entry Total: ___118__________________


Form 13F Information Table Value Total: ___$512,710__________
                                             (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-________________________ ______________________________________


      [Repeat as necessary.]


                                                                                                                    VOTING AUTHORITY
                                         Title of              VALUE             Sh/ Put/ Invstmt    Other
Name of Issuer                           Class        CUSIP   (x$1000)    SHARES Prn Call Discretion Managers       Sole Shared None
--------------                           --------     -----   --------    ------ --- ---- ---------- --------       ---- ------ ----
AFLAC INC                                Common     001055102     204       4453 Sh          Sole                   4453
AT&T INC                                 Common     00206R102     358      11464 Sh          Sole                  11464
ADOBE SYSTEMS INC                        Common     00724F101     283       8264 Sh          Sole                   8264
ALASKA AIR GROUP INC                     Common     011659109   1,222      34133 Sh          Sole                  34133
ALTERA CORPORATION                       Common     021441100     260       6531 Sh          Sole                   6531
ALTRIA GROUP INC                         Common     02209S103     690      22355 Sh          Sole                  22355
AMERICAN EXPRESS COMPANY                 Common     025816109   1,098      18982 Sh          Sole                  18982
ANALOG DEVICES INC                       Common     032654105     256       6351 Sh          Sole                   6351
APOLLO GROUP INC CL A                    Common     037604105     261       6763 Sh          Sole                   6763
APOLLO INVESTMENT CORP BDC               Common     03761U106     279      38928 Sh          Sole                  38928
APPLE COMPUTER INC                       Common     037833100   1,121       1870 Sh          Sole                   1870
ASTRA ZENECA PLC ADR                     ADR        046353108     256       5770 Sh          Sole                   5770
BAXTER INTERNATIONAL INC                 Common     071813109     264       4426 Sh          Sole                   4426
BERKSHIRE HATHAWAY CL B                  Common     084670702   5,875      72405 Sh          Sole                  72405
BIOGEN IDEC INC                          Common     09062X103     263       2092 Sh          Sole                   2092
CAPITAL ONE FINL CORP                    Common     14040H105     269       4837 Sh          Sole                   4837
CAPSTEAD MORTGAGE CORP                   Common     14067E506   5,479     417959 Sh          Sole                 417959
CARDINAL HEALTH INC                      Common     14149Y108     256       5942 Sh          Sole                   5942
CENTURYTEL INC                           Common     156700106   1,085      28088 Sh          Sole                  28088
CITIGROUP INC                            Common     172967424     831      22759 Sh          Sole                  22759
GUGGENHEIM/SABRIENT INSIDER ETF          ETF        18383M209   9,967     285183 Sh          Sole                 285183
GUGGENHEIM/BEACON SPIN-OFF ETF           ETF        18383M605  10,296     387523 Sh          Sole                 387523
GUGGENHEIM/RAYMOND JAMES SB1 ETF         ETF        18383M613  10,112     426708 Sh          Sole                 426708
CLIFFS NATURAL RESOURCES INC             Common     18683K101     395       5705 Sh          Sole                   5705
COACH INC                                Common     189754104     276       3576 Sh          Sole                   3576
COLGATE-PALMOLIVE CO                     Common     194162103     260       2663 Sh          Sole                   2663
CREDIT SUISSE CUSHING 30 MLP ETN         ETN        22542D852  17,534     711353 Sh          Sole                 711353
CRESTWOOD MIDSTREAM PRTNERS COM          Common
UNITS REPS                               Units Reps 226372100     407      14277 Sh          Sole                  14277
DWS MUN INCOME TR COM                    Common     23338M106     392      28388 Sh          Sole                  28388
DISH NETWORK CORPORATION                 Common     25470M109     281       8540 Sh          Sole                   8540
DOLLAR TREE INC                          Common     256746108   3,612      38234 Sh          Sole                  38234
DOW CHEMICAL COMPANY                     Common     260543103     495      14298 Sh          Sole                  14298
EBAY INC                                 Common     278642103     526      14260 Sh          Sole                  14260
EXPRESS SCRIPTS INC CL A                 Common     302182100     267       4944 Sh          Sole                   4944
EXXON MOBIL CORP                         Common     30231G102     255       2951 Sh          Sole                   2951
FORD MOTOR CO                            Common     345370860   2,519     201960 Sh          Sole                 201960
FREEPORT-MCMORAN COPPER & GOLD CLASS B   Common     35671D857     257       6770 Sh          Sole                   6770
GANNETT CO INC                           Common     364730101   6,895     449814 Sh          Sole                 449814
GENERAL ELECTRIC COMPANY                 Common     369604103     745      37137 Sh          Sole                  37137
GILEAD SCIENCES INC                      Common     375558103     263       5399 Sh          Sole                   5399
GOLDMAN SACHS GROUP INC                  Common     38141G104     275       2214 Sh          Sole                   2214
CGI GROUP INC CL A SUB VTG SHS           Common     39945C109     270      12152 Sh          Sole                  12152
HEWLETT-PACKARD COMPANY                  Common     428236103     266      11201 Sh          Sole                  11201
INTERNATIONAL BUSINESS MACHINE           Common     459200101     698       3349 Sh          Sole                   3349
ISHARES GOLD TRUST ETF                   ETF        464285105  28,517    1752742 Sh          Sole                1752742
ISHARES INC BRAZIL INDEX FD              ETF        464286400   6,267      96931 Sh          Sole                  96931
ISHARES MSCI CANADA ETF                  ETF        464286509  11,540     407213 Sh          Sole                 407213
ISHARES INC MSCI THAILAND                ETF        464286624   1,537      21122 Sh          Sole                  21122
ISHARES MSCI CHILE ETF                   ETF        464286640  19,047     278875 Sh          Sole                 278875
ISHARES INC MSCI UTD KINGDM              ETF        464286699   2,591     149788 Sh          Sole                 149788
ISHARES INC MSCI ITALY                   ETF        464286855   7,500     573433 Sh          Sole                 573433
ISHARES BARCLAYS TIPS ETF                ETF        464287176     647       5503 Sh          Sole                   5503
ISHARES IBOXX INVT GRADE CORP BD FD      ETF        464287242   1,644      14224 Sh          Sole                  14224
ISHARES TR 20+ YR TREAS FD               ETF        464287432  11,396     101570 Sh          Sole                 101570
ISHARES LEHMAN 1-3 YEAR TREASURY BOND    ETF        464287457     428       5079 Sh          Sole                   5079
ISHARES TR MSCI EAFE INDEX               ETF        464287465   6,591     120078 Sh          Sole                 120078
ISHARES TR RUSSELL 1000 GROWTH           ETF        464287614  19,036     288076 Sh          Sole                 288076
ISHARES TR DJ US REAL EST                ETF        464287739   1,331      21369 Sh          Sole                  21369
ISHARES LEHMAN SHORT TREASURY BOND       ETF        464288679     413       3755 Sh          Sole                   3755
ISHARES TR INDEX DJ OIL EQUIP            ETF        464288844     553      10352 Sh          Sole                  10352
J.P. MORGAN CHASE & CO                   Common     46625H100     982      21359 Sh          Sole                  21359
JPMORGAN ALERIAN MLP INDEX ETN           ETN        46625H365  14,169     362020 Sh          Sole                 362020
JOHNSON & JOHNSON                        Common     478160104     256       3888 Sh          Sole                   3888
JOY GLOBAL INC                           Common     481165108     261       3554 Sh          Sole                   3554
KOHLS CORP                               Common     500255104     260       5198 Sh          Sole                   5198
LINCOLN NATL CORP IND                    Common     534187109     526      19981 Sh          Sole                  19981
LORILLARD INC                            Common     544147101     266       2058 Sh          Sole                   2058
MC DONALDS CORP                          Common     580135101     812       8286 Sh          Sole                   8286
MCGRAW-HILL COMPANIES INC                Common     580645109     265       5474 Sh          Sole                   5474
MCKESSON HBOC INC.                       Common     58155Q103     269       3070 Sh          Sole                   3070
MOODYS CORP                              Common     615369105     276       6560 Sh          Sole                   6560
MYLAN LABS INC                           Common     628530107     669      28544 Sh          Sole                  28544
NEUBERGER BERMAN INTER MUNI COM          Common     64124P101     523      32514 Sh          Sole                  32514
NORDSTROM INC                            Common     655664100     265       4770 Sh          Sole                   4770
ODYSSEY MARINE EXPLORATION               Common     676118102  13,578    4366064 Sh          Sole                4366064
ORACLE CORPORATION                       Common     68389X105   1,167      40037 Sh          Sole                  40037
PHILIP MORRIS INTL INC                   Common     718172109     277       3134 Sh          Sole                   3134
PROSHARES SHORT MSCI EAFE ETF            ETF        74347R370   9,847     213978 Sh          Sole                 213978
PROSHARES SHORT MSCI EM ETF              ETF        74347R396  29,586    1014617 Sh          Sole                1014617
PROSHARES SHORT R2000 ETF                ETF        74347R826  29,431    1128925 Sh          Sole                1128925
PRUDENTIAL FINL INC                      Common     744320102  14,959     235993 Sh          Sole                 235993
ROGERS COMMUNICATIONS INC                Common     775109200     262       6604 Sh          Sole                   6604
SPDR TR UNIT SER 1                       TR Unit    78462F103   2,810      19956 Sh          Sole                  19956
SPDR INDEX SHS FDS INTL HLTH ETF         ETF        78463X681   1,977      61230 Sh          Sole                  61230
SPDR DJ GLOBAL REAL ESTATE ETF           ETF        78463X749  15,966     407934 Sh          Sole                 407934
SPDR INDEX SHS FDS DJWS INTL REAL        ETF        78463X863   2,046      55582 Sh          Sole                  55582
SPDR BARCLAYS HIGH YIELD BOND ETF        ETF        78464A417  16,850     428002 Sh          Sole                 428002
SPDR KBW BANK ETF                        ETF        78464A797   5,381 225651.008 Sh          Sole             225651.008
SPDR DOW JONES INDL AVRG ETF             ETF        78467X109  20,383     154654 Sh          Sole                 154654
SPDR S&P MIDCAP 400 ETF TR
UTSER1 S&PDCRP                           ETF        78467Y107   2,886      15975 Sh          Sole                  15975
SALLY BEAUTY HLDGS INC                   Common     79546E104     639      25769 Sh          Sole                  25769
SCHLUMBERGER LTD                         Common     806857108     346       4953 Sh          Sole                   4953
SECTOR SPDR SHS BEN INT-BAS              ETF        81369Y100     526      14254 Sh          Sole                  14254
SPDR TECHNOLOGY ETF                      ETF        81369Y803   8,585     284670 Sh          Sole                 284670
STATE STR CORP                           Common     857477103     404       8896 Sh          Sole                   8896
SUPERIOR ENERGY SVCS INC                 Common     868157108     687      26072 Sh          Sole                  26072
TJX COS INC NEW                          Common     872540109     281       7096 Sh          Sole                   7096
TELLABS INC                              Common     879664100   1,258     310805 Sh          Sole                 310805
3M COMPANY                               Common     88579Y101     899      10086 Sh          Sole                  10086
TIMKEN CO                                Common     887389104     730      14400 Sh          Sole                  14400
UNITED CONTL HLDGS INC COM               Common     910047109  12,049     560432 Sh          Sole                 560432
UNITED STS SHORT OIL FD LP UNITS         Units      912613205  10,278     297836 Sh          Sole                 297836
UNITED TECHNOLOGIES CORP                 Common     913017109     254       3071 Sh          Sole                   3071
VANGUARD TOTAL BOND MARKET ETF           ETF        921937835  11,341     136188 Sh          Sole                 136188
VANGUARD EMERGING MKTS ETF               ETF        922042858  33,727     775872 Sh          Sole                 775872
VANGUARD TOTAL STOCK MKT ETF             ETF        922908769  31,985     442651 Sh          Sole                 442651
VISA INC CLASS A                         Common     92826C839     504       4277 Sh          Sole                   4277
WATERS CORP                              Common     941848103     273       2956 Sh          Sole                   2956
WELLS FARGO NEW                          Common     949746101     275       8072 Sh          Sole                   8072
WESTERN DIGITAL CORP                     Common     958102105     272       6572 Sh          Sole                   6572
XILINX INC                               Common     983919101     259       7115 Sh          Sole                   7115
ACCENTURE PLC IRELAND - CLASS A          Common     G1151C101     273       4243 Sh          Sole                   4243
SEADRILL LIMITED SHS                     Common     G7945E105   1,097      29257 Sh          Sole                  29257
FOSTER WHEELER AGR                       Common     H27178104     571      25097 Sh          Sole                  25097
GARMIN LTD SHS ISIN #CH0114405324
MER FROM                                 Common     H2906T109     258       5507 Sh          Sole                   5507
CHECK POINT SOFTWARE TECH                Order      M22465104     266       4168 Sh          Sole                   4168
ASMLD HOLDINGS NV NY                     Common     N07059186     279       5571 Sh          Sole                   5571
AVAGO TECHNOLOGIES LTD SHS               Common     Y0486S104     278       7135 Sh          Sole                   7135